Quarterly Holdings Report
for
Fidelity® Growth Company K6 Fund
August 31, 2024
GCF-K6-NPRT3-1024
1.9893921.105
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	7,132	297,975
Entertainment - 1.1%
Netflix, Inc. (a)	309,664	217,182,846
Roblox Corp. Class A (a)	204,003	8,974,092
Roku, Inc. Class A (a)	2,411	163,393
The Walt Disney Co.	49,856	4,505,985
		230,826,316
Interactive Media & Services - 10.1%
Alphabet, Inc.:
Class A	4,224,577	690,211,390
Class C	1,832,187	302,512,396
Epic Games, Inc. (a)(b)(c)	5,000	3,000,000
Meta Platforms, Inc. Class A	1,995,832	1,040,447,180
Pinterest, Inc. Class A (a)	191,755	6,143,830
Reddit, Inc.:
Class A	51,018	3,062,611
Class B (a)	92,987	5,582,010
Snap, Inc. Class A (a)	2,982,906	27,860,342
		2,078,819,759
Media - 0.0%
Comcast Corp. Class A	64,392	2,547,991
The Trade Desk, Inc. Class A (a)	24,413	2,551,891
		5,099,882
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	443,084	88,049,652
TOTAL COMMUNICATION SERVICES		2,403,093,584
CONSUMER DISCRETIONARY - 14.7%
Automobiles - 1.0%
Rad Power Bikes, Inc. (a)(b)(c)	171,416	35,997
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	280,502	367,458
Rivian Automotive, Inc. Class A (a)(d)	2,143,153	30,282,752
Tesla, Inc. (a)	864,755	185,152,693
		215,838,900
Broadline Retail - 5.5%
Amazon.com, Inc. (a)	5,896,769	1,052,573,267
Etsy, Inc. (a)	32,737	1,803,481
Ollie's Bargain Outlet Holdings, Inc. (a)	841,278	75,344,858
Ozon Holdings PLC ADR (a)(c)(d)	6,684	187,152
		1,129,908,758
Diversified Consumer Services - 0.0%
Duolingo, Inc. Class A (a)	12,357	2,626,727
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	84,646	9,929,822
Booking Holdings, Inc.	19,621	76,703,002
Cava Group, Inc. (a)	8,085	922,013
Chipotle Mexican Grill, Inc. (a)	783,242	43,924,211
Expedia Group, Inc. Class A (a)	76,876	10,692,683
MakeMyTrip Ltd. (a)	176,124	16,937,845
Marriott International, Inc. Class A	126,121	29,599,337
McDonald's Corp.	910	262,681
Penn Entertainment, Inc. (a)	399,165	7,432,452
Shake Shack, Inc. Class A (a)	20,876	2,075,283
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	5,104	0
Stage 2 rights (a)(c)	5,104	0
Stage 3 rights (a)(c)	5,104	0
Stage 4 rights (a)(c)	5,104	0
Stage 5:
rights (a)(c)	5,103	0
rights (a)(c)	5,102	0
Starbucks Corp.	127,672	12,073,941
Sweetgreen, Inc. Class A (a)	309,128	9,771,536
Viking Holdings Ltd.	86,649	2,907,074
Wingstop, Inc.	6,783	2,618,984
Zomato Ltd. (a)	1,275,000	3,810,172
		229,661,036
Household Durables - 0.6%
Garmin Ltd.	197,640	36,225,436
Lennar Corp. Class A	303,113	55,184,753
Purple Innovation, Inc. Class A (a)	1,092,618	1,311,142
SharkNinja, Inc.	183,148	17,549,241
Toll Brothers, Inc.	54,938	7,914,918
		118,185,490
Specialty Retail - 2.6%
CarMax, Inc. (a)	203,574	17,212,182
Carvana Co. Class A (a)	251,246	37,842,673
Dick's Sporting Goods, Inc.	157,786	37,388,971
Fanatics, Inc. Class A (a)(b)(c)	204,775	14,108,998
Five Below, Inc. (a)	35,637	2,688,099
Floor & Decor Holdings, Inc. Class A (a)	120,031	13,496,286
Foot Locker, Inc.	99,623	3,102,260
Lowe's Companies, Inc.	141,267	35,104,850
Revolve Group, Inc. (a)(d)	663,824	15,214,846
RH (a)	13,239	3,358,734
Ross Stores, Inc.	119,807	18,044,132
The Home Depot, Inc.	363,554	133,969,649
TJX Companies, Inc.	1,217,514	142,777,867
Wayfair LLC Class A (a)(d)	1,367,564	58,189,848
		532,499,395
Textiles, Apparel & Luxury Goods - 3.9%
adidas AG	63,476	16,278,598
Birkenstock Holding PLC	107,719	5,375,178
Canada Goose Holdings, Inc. (a)(d)	497,151	5,813,898
Crocs, Inc. (a)	77,185	11,282,131
Deckers Outdoor Corp. (a)	244,217	234,274,926
Figs, Inc. Class A (a)(d)	127,759	788,273
Li Ning Co. Ltd.	968,920	1,821,587
lululemon athletica, Inc. (a)	984,212	255,373,488
NIKE, Inc. Class B	225,382	18,778,828
On Holding AG (a)(d)	1,731,914	81,365,320
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,340,899	160,304,764
		791,456,991
TOTAL CONSUMER DISCRETIONARY		3,020,177,297
CONSUMER STAPLES - 2.9%
Beverages - 1.0%
Celsius Holdings, Inc. (a)	29,807	1,133,560
Constellation Brands, Inc. Class A (sub. vtg.)	11,203	2,696,674
Keurig Dr. Pepper, Inc.	959,551	35,129,162
Monster Beverage Corp. (a)	564,638	26,611,389
PepsiCo, Inc.	228,738	39,544,225
The Coca-Cola Co.	1,467,956	106,382,771
		211,497,781
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp.	119,047	106,235,162
Dollar Tree, Inc. (a)	3,581	302,559
Kroger Co.	226,549	12,054,672
Maplebear, Inc. (NASDAQ)	27,872	1,000,326
Target Corp.	202,705	31,139,542
Walmart, Inc.	378,522	29,233,254
		179,965,515
Food Products - 0.1%
Bowery Farming, Inc. (a)(c)	41,864	837
Bowery Farming, Inc. warrants (a)(b)(c)	14,709	294
Bunge Global SA	70,328	7,129,853
Mondelez International, Inc.	97,119	6,974,115
The Hershey Co.	11,653	2,249,728
The Real Good Food Co. LLC:
Class B (a)(c)	149,688	2
Class B unit (a)(e)	149,688	70,353
The Real Good Food Co., Inc. Class A (a)	186,815	87,803
WK Kellogg Co. (d)	84,487	1,450,642
		17,963,627
Household Products - 0.2%
Church & Dwight Co., Inc.	63,094	6,428,017
Colgate-Palmolive Co.	46,067	4,906,136
Procter & Gamble Co.	189,538	32,513,349
The Clorox Co.	24,699	3,910,099
		47,757,601
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	40,757	6,104,991
Kenvue, Inc.	133,523	2,930,830
Oddity Tech Ltd. (a)	278,109	10,234,411
Oddity Tech Ltd. (e)	57,026	2,098,557
The Beauty Health Co. (a)(b)	428,643	767,271
The Beauty Health Co. Class A, (a)(d)	1,502,237	2,689,004
		24,825,064
Tobacco - 0.6%
JUUL Labs, Inc. Class A (a)(b)(c)(f)	2,825,095	2,867,387
Philip Morris International, Inc.	943,791	116,359,992
		119,227,379
TOTAL CONSUMER STAPLES		601,236,967
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	119,488	4,202,393
Halliburton Co.	183,936	5,718,570
		9,920,963
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (d)	121,846	4,976,191
EOG Resources, Inc.	9,694	1,248,781
EQT Corp.	140,881	4,720,922
Range Resources Corp.	602,209	17,994,005
Reliance Industries Ltd.	506,346	18,235,643
Valero Energy Corp.	61,594	9,037,688
		56,213,230
TOTAL ENERGY		66,134,193
FINANCIALS - 3.8%
Banks - 0.6%
Bank of America Corp.	1,072,297	43,696,103
HDFC Bank Ltd. sponsored ADR	426,812	26,082,481
JPMorgan Chase & Co.	152,796	34,348,541
Wells Fargo & Co.	379,920	22,213,922
		126,341,047
Capital Markets - 0.7%
3i Group PLC	206,473	8,672,828
BlackRock, Inc.	42,861	38,652,478
Coinbase Global, Inc. Class A (a)	273,666	50,179,398
Goldman Sachs Group, Inc.	62,010	31,640,603
Robinhood Markets, Inc. (a)	987,009	19,858,621
		149,003,928
Consumer Finance - 0.1%
American Express Co.	71,319	18,446,659
Financial Services - 2.4%
Apollo Global Management, Inc.	95,473	11,049,090
Block, Inc. Class A (a)	278,716	18,417,553
Circle Internet Financial Ltd. Class E (c)	127,757	3,707,508
Jio Financial Services Ltd. (a)	672,846	2,581,912
MasterCard, Inc. Class A	391,019	188,995,123
PayPal Holdings, Inc. (a)	284,696	20,620,531
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	23,230	37,168
Toast, Inc. (a)	765,741	19,036,321
Visa, Inc. Class A	798,348	220,639,437
		485,084,643
Insurance - 0.0%
Progressive Corp.	42,234	10,651,415
TOTAL FINANCIALS		789,527,692
HEALTH CARE - 14.1%
Biotechnology - 7.9%
4D Pharma PLC (a)(c)(d)	1,121,955	15
AbbVie, Inc.	139,943	27,472,210
Absci Corp. (a)(d)	1,606,280	7,067,632
ACADIA Pharmaceuticals, Inc. (a)	87,435	1,449,672
Akouos, Inc. (CVR) (a)(c)	338,256	60,886
Alector, Inc. (a)	1,323,778	6,989,548
Allogene Therapeutics, Inc. (a)	1,407,771	3,702,438
Alnylam Pharmaceuticals, Inc. (a)	469,649	123,372,096
Amgen, Inc.	130,024	43,405,912
Annexon, Inc. (a)	565,724	3,224,627
Apellis Pharmaceuticals, Inc. (a)	146,810	5,710,909
Apogee Therapeutics, Inc. (a)(d)	464,483	23,767,595
Arcellx, Inc. (a)	192,371	13,223,583
Argenx SE ADR (a)	201,186	104,077,542
Arrowhead Pharmaceuticals, Inc. (a)	310,001	7,387,324
Ascendis Pharma A/S sponsored ADR (a)	18,225	2,523,251
aTyr Pharma, Inc. (a)	1,104,841	2,066,053
Avidity Biosciences, Inc. (a)	1,213,513	53,394,572
Beam Therapeutics, Inc. (a)(d)	302,710	8,076,303
BeiGene Ltd. ADR (a)(d)	161,813	31,032,497
Biomea Fusion, Inc. (a)(d)	650,797	4,770,342
BioNTech SE ADR (a)	24,603	2,170,477
BioXcel Therapeutics, Inc. (a)	163,939	100,822
Boundless Bio, Inc.	132,786	480,685
Boundless Bio, Inc. (d)	96,838	350,554
Cargo Therapeutics, Inc.	138,233	2,607,074
Caris Life Sciences, Inc. (a)(b)(c)	362,791	1,153,675
Cartesian Therapeutics, Inc. (b)	108,576	1,515,721
Century Therapeutics, Inc. (a)(d)	467,617	823,006
Cibus, Inc. (a)(d)	340,405	2,304,542
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	95,000	1
CRISPR Therapeutics AG (a)(d)	255,418	12,188,547
Cyclerion Therapeutics, Inc. (a)	9,682	26,238
Day One Biopharmaceuticals, Inc. (a)(d)	328,990	4,553,222
Denali Therapeutics, Inc. (a)	318,496	7,784,042
Dianthus Therapeutics, Inc. (a)(d)	278,334	8,024,369
Disc Medicine, Inc. rights (a)(c)	50,893	1
Dyne Therapeutics, Inc. (a)	425,087	19,592,260
Entrada Therapeutics, Inc. (a)(d)	136,868	2,422,564
Foghorn Therapeutics, Inc. (a)	608,523	5,038,570
Generation Bio Co. (a)	520,524	1,374,183
Geron Corp. (a)(d)	1,148,354	5,454,682
Ideaya Biosciences, Inc. (a)	1,314,611	51,927,135
Idorsia Ltd. (a)(d)	478,519	1,205,797
Immunocore Holdings PLC ADR (a)	282,302	10,128,996
Immunome, Inc. (a)(d)	464,230	7,047,011
Immunovant, Inc. (a)	1,113,249	34,399,394
Invivyd, Inc. (a)	663,885	564,435
Ionis Pharmaceuticals, Inc. (a)	2,362,916	112,663,835
Janux Therapeutics, Inc. (a)	400,362	18,809,007
Korro Bio, Inc. (a)(b)	21,489	1,025,455
Korro Bio, Inc. (a)(d)	36,801	1,756,144
Krystal Biotech, Inc. (a)	228,001	44,487,555
Kymera Therapeutics, Inc. (a)	521,338	25,211,906
Legend Biotech Corp. ADR (a)	670,014	38,559,306
Lexicon Pharmaceuticals, Inc. (a)(d)	4,902,522	8,481,363
Lyell Immunopharma, Inc. (a)	211,476	306,640
Moderna, Inc. (a)	1,307,239	101,180,299
Monte Rosa Therapeutics, Inc. (a)	236,014	1,456,206
Moonlake Immunotherapeutics Class A (a)	139,082	6,507,647
Nuvalent, Inc. Class A (a)	616,509	52,483,411
Omega Therapeutics, Inc. (a)(d)	790,634	1,162,232
ORIC Pharmaceuticals, Inc. (a)(d)	281,524	2,919,404
Poseida Therapeutics, Inc. (a)	1,295,553	3,705,282
Prothena Corp. PLC (a)	857,357	19,093,340
RAPT Therapeutics, Inc. (a)	507,914	1,043,763
Recursion Pharmaceuticals, Inc. Class A (a)(d)	646,016	4,702,996
Regeneron Pharmaceuticals, Inc. (a)	93,089	110,281,607
Revolution Medicines, Inc. (a)	371,871	15,852,861
Roivant Sciences Ltd. (a)(d)	5,231,605	63,982,529
Sage Therapeutics, Inc. (a)	566,193	4,773,007
Sana Biotechnology, Inc. (a)(d)	2,794,363	16,905,896
Sarepta Therapeutics, Inc. (a)	38,636	5,245,996
Scholar Rock Holding Corp. (a)(d)	887,872	8,257,210
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	39,325	127,091
Seres Therapeutics, Inc. (a)(d)	2,592,502	2,075,557
Shattuck Labs, Inc. (a)	560,016	2,010,457
Sigilon Therapeutics, Inc. rights (a)(c)	8,716	69,118
SpringWorks Therapeutics, Inc. (a)(d)	1,251,562	52,202,651
Spyre Therapeutics, Inc. (a)	335,784	9,653,790
Summit Therapeutics, Inc. (a)(d)	173,397	2,250,693
Tango Therapeutics, Inc. (b)	166,072	1,964,632
Tango Therapeutics, Inc. (a)	403,189	4,769,726
Taysha Gene Therapies, Inc. (a)	1,727,449	3,869,486
Tectonic Therapeutic, Inc. (b)	94,586	1,816,051
Tourmaline Bio, Inc.	25,913	436,634
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	712,537	2,906
Vaxcyte, Inc. (a)	373,349	30,151,665
Vera Therapeutics, Inc. (a)(d)	272,398	10,302,092
Vertex Pharmaceuticals, Inc. (a)	92,640	45,939,250
Verve Therapeutics, Inc. (a)(d)	140,911	944,104
Viking Therapeutics, Inc. (a)(d)	1,404,400	90,050,128
Vor Biopharma, Inc. (a)	526,769	460,501
Zealand Pharma A/S (a)	308,368	40,510,400
Zentalis Pharmaceuticals, Inc. (a)	292,085	1,013,535
		1,627,488,374
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	39,022	4,420,022
Blink Health LLC Series A1 (a)(b)(c)	85,627	3,596,334
Boston Scientific Corp. (a)	41,706	3,411,134
DexCom, Inc. (a)	146,905	10,186,393
GE Healthcare Technologies, Inc.	64,722	5,489,720
Inspire Medical Systems, Inc. (a)	9,426	1,694,983
Intuitive Surgical, Inc. (a)	239,304	117,888,330
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	3,611	43,874
Novocure Ltd. (a)(d)	1,879,422	36,535,964
Outset Medical, Inc. (a)	279,576	148,175
Presbia PLC (a)(c)	96,997	1
PROCEPT BioRobotics Corp. (a)	496,348	39,211,492
		222,626,422
Health Care Providers & Services - 0.3%
Alignment Healthcare, Inc. (a)	456,381	4,111,993
Guardant Health, Inc. (a)	147,251	3,766,681
Humana, Inc.	15,574	5,520,516
McKesson Corp.	32,250	18,094,830
RadNet, Inc. (a)	77,706	5,151,131
The Oncology Institute, Inc. (a)(b)	446,788	163,971
UnitedHealth Group, Inc.	41,357	24,408,901
		61,218,023
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	115	8,867
DNA Script (a)(b)(c)	439	33,882
PrognomiQ, Inc. (a)(c)	30,662	7,666
		50,415
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. Class A (a)	595,042	13,894,231
Danaher Corp.	61,085	16,450,801
Thermo Fisher Scientific, Inc.	51,564	31,715,469
		62,060,501
Pharmaceuticals - 4.5%
Adimab LLC (b)(c)(g)	196,899	3,648,538
Adimab LLC (a)(b)(c)(g)	196,899	1,037,658
Agomab Therapeutics SA warrants 10/10/33 (a)(b)(c)	10	0
Alto Neuroscience, Inc.	140,775	1,803,328
Arvinas Holding Co. LLC (a)	59,826	1,565,048
Atea Pharmaceuticals, Inc. (a)	753,259	2,900,047
Bristol-Myers Squibb Co.	132,299	6,608,335
Dragonfly Therapeutics, Inc. (a)(b)(c)	31,376	1,139,263
Eli Lilly & Co.	643,082	617,371,582
Fulcrum Therapeutics, Inc. (a)	341,227	2,917,491
GH Research PLC (a)(d)	358,143	3,760,502
Harmony Biosciences Holdings, Inc. (a)	571,020	20,545,300
Intra-Cellular Therapies, Inc. (a)	1,014,702	74,357,363
Merck & Co., Inc.	101,293	11,998,156
Neumora Therapeutics, Inc.	171,005	1,966,558
Novo Nordisk A/S Series B sponsored ADR	520,338	72,410,236
Nuvation Bio, Inc. Class A (a)	2,821,835	9,086,309
OptiNose, Inc. (a)	1,982,647	2,061,953
OptiNose, Inc. warrants (a)	231,338	31,503
Pfizer, Inc.	27,698	803,519
Pharvaris BV (a)	302,311	5,441,598
Pliant Therapeutics, Inc. (a)	490,030	6,512,499
Rapport Therapeutics, Inc.	328,379	7,142,243
Rapport Therapeutics, Inc.	203,678	4,429,997
Sienna Biopharmaceuticals, Inc. (a)(c)	419,073	4
Skyhawk Therapeutics, Inc. (a)(b)(c)	127,580	1,738,915
Structure Therapeutics, Inc. ADR (a)	305,242	11,638,877
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	27,000	509,490
UCB SA	272,028	49,224,549
		922,650,861
TOTAL HEALTH CARE		2,896,094,596
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.7%
AeroVironment, Inc. (a)	27,963	5,697,741
General Electric Co.	75,870	13,248,419
Lockheed Martin Corp.	44,225	25,124,223
Space Exploration Technologies Corp. (a)(b)(c)	525,136	58,815,232
Space Exploration Technologies Corp. Class C (a)(b)(c)	73,410	8,221,920
The Boeing Co. (a)	142,092	24,687,064
		135,794,599
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	486,000	2,430,725
United Parcel Service, Inc. Class B	23,824	3,062,575
		5,493,300
Building Products - 0.1%
Builders FirstSource, Inc. (a)	131,621	22,902,054
The AZEK Co., Inc. Class A, (a)	89,513	3,815,939
		26,717,993
Commercial Services & Supplies - 0.0%
Veralto Corp.	11,497	1,292,608
Construction & Engineering - 0.2%
Fluor Corp. (a)	510,269	25,549,169
Quanta Services, Inc.	66,407	18,270,558
		43,819,727
Electrical Equipment - 0.7%
Eaton Corp. PLC	202,098	62,029,939
Emerson Electric Co.	216,418	22,808,293
Fluence Energy, Inc. Class A (a)(d)	10,426	191,526
GE Vernova LLC	69,086	13,886,286
Generac Holdings, Inc. (a)	147,876	23,147,030
Nextracker, Inc. Class A (a)	52,516	2,135,826
Vertiv Holdings Co.	84,623	7,026,248
		131,225,148
Ground Transportation - 1.1%
Avis Budget Group, Inc. (d)	347,537	28,494,559
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,095	0
Stage 2 rights (a)(c)	1,095	0
Stage 3 rights (a)(c)	1,095	0
Lyft, Inc. (a)	1,262,458	14,732,885
Old Dominion Freight Lines, Inc.	34,761	6,701,921
Uber Technologies, Inc. (a)	1,971,004	144,139,523
Union Pacific Corp.	147,398	37,747,154
		231,816,042
Industrial Conglomerates - 0.1%
3M Co.	23,400	3,151,746
Honeywell International, Inc.	45,420	9,443,272
		12,595,018
Machinery - 0.5%
Caterpillar, Inc.	139,094	49,531,373
Deere & Co.	16,932	6,531,350
FANUC Corp.	279,600	8,253,614
Illinois Tool Works, Inc.	59,006	14,939,139
Ingersoll Rand, Inc.	82,857	7,577,273
Mitsubishi Heavy Industries Ltd.	1,528,500	20,309,948
		107,142,697
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	247,303	10,507,904
Ryanair Holdings PLC sponsored ADR	7,550	841,523
Southwest Airlines Co.	520,697	15,058,557
United Airlines Holdings, Inc. (a)	196,757	8,665,178
Wizz Air Holdings PLC (a)(e)	320,015	5,606,478
		40,679,640
Professional Services - 0.0%
Paylocity Holding Corp. (a)	26,994	4,356,832
TOTAL INDUSTRIALS		740,933,604
INFORMATION TECHNOLOGY - 46.4%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	234,479	82,860,189
Ciena Corp. (a)	1,027,799	59,252,612
Nokia Corp. sponsored ADR	1,513,100	6,748,426
		148,861,227
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. (a)	73,222	5,707,655
TE Connectivity Ltd.	3,765	578,304
Zebra Technologies Corp. Class A (a)	25,000	8,634,500
		14,920,459
IT Services - 1.1%
Accenture PLC Class A	28,287	9,672,740
Akamai Technologies, Inc. (a)	106,411	10,836,896
Cloudflare, Inc. Class A (a)	1,044,616	85,804,758
IBM Corp.	200,276	40,481,788
Kyndryl Holdings, Inc. (a)	277,936	6,584,304
MongoDB, Inc. Class A (a)	24,371	7,086,843
Okta, Inc. Class A (a)	192,702	15,171,428
Shopify, Inc. Class A (a)	713,732	52,860,602
Snowflake, Inc. Class A (a)	44,001	5,026,234
X Holdings Corp. Class A (a)(b)(c)	26,890	572,488
		234,098,081
Semiconductors & Semiconductor Equipment - 21.7%
Advanced Micro Devices, Inc. (a)	895,482	133,032,806
Allegro MicroSystems LLC (a)	176,777	4,336,340
Applied Materials, Inc.	448,383	88,448,031
Arm Holdings Ltd. ADR (d)	98,204	13,049,348
ASML Holding NV (depository receipt)	11,129	10,059,169
Astera Labs, Inc.	748,193	32,217,191
Broadcom, Inc.	1,592,660	259,316,901
Cirrus Logic, Inc. (a)	354,605	51,662,402
Enphase Energy, Inc. (a)	45,119	5,461,204
First Solar, Inc. (a)	186,206	42,337,658
GlobalFoundries, Inc. (a)	197,812	9,233,864
Impinj, Inc. (a)	197,296	33,165,458
KLA Corp.	65,100	53,344,893
Lam Research Corp.	23,525	19,314,260
Lattice Semiconductor Corp. (a)	78,371	3,711,651
Marvell Technology, Inc.	1,223,153	93,253,185
Micron Technology, Inc.	79,381	7,639,627
Monolithic Power Systems, Inc.	41,413	38,707,903
NVIDIA Corp.	27,082,180	3,232,799,813
ON Semiconductor Corp. (a)	405,207	31,553,469
Qualcomm, Inc.	437,650	76,720,045
Semtech Corp. (a)	37,800	1,656,396
Silicon Laboratories, Inc. (a)	592,002	70,075,277
SiTime Corp. (a)	229,842	33,248,944
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	271,712	46,652,950
Teradyne, Inc.	200,124	27,362,955
Texas Instruments, Inc.	157,790	33,820,709
Wolfspeed, Inc. (a)(d)	133,129	1,298,008
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	24,668	51,063
		4,453,531,520
Software - 13.8%
Adobe, Inc. (a)	394,737	226,740,880
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	351,555	457,022
Atlassian Corp. PLC Class A, (a)	11,394	1,886,846
Autodesk, Inc. (a)	136,271	35,212,426
Bill Holdings, Inc. (a)	31,288	1,707,073
Canva, Inc. Class A (b)(c)	1,805	1,946,440
Clear Secure, Inc.	639	19,419
Confluent, Inc. Class A (a)	865,726	18,370,706
CoreWeave, Inc. Class A (c)	41,224	31,341,783
Crowdstrike Holdings, Inc. Class A (a)	152,150	42,188,152
Datadog, Inc. Class A (a)	137,610	15,998,539
DocuSign, Inc. (a)	71,012	4,204,621
Elastic NV (a)	66,918	5,098,482
Figma, Inc. Class A (b)(c)	129,465	3,002,293
Freshworks, Inc. Class A (a)	111,167	1,298,431
HubSpot, Inc. (a)	73,156	36,509,965
Intuit, Inc.	101,876	64,208,368
Microsoft Corp.	2,435,976	1,016,143,029
Monday.com Ltd. (a)	35,259	9,375,016
Nutanix, Inc. Class A (a)	4,192,503	264,924,265
Onestream, Inc.	26,500	821,500
Oracle Corp.	2,731,338	385,910,746
Palantir Technologies, Inc. Class A (a)	480,444	15,124,377
Palo Alto Networks, Inc. (a)	16,072	5,829,636
PTC, Inc. (a)	5,346	957,415
RingCentral, Inc. Class A (a)	5,872	195,714
Rubrik, Inc. Class A (d)	48,191	1,678,011
Salesforce, Inc.	1,136,577	287,440,323
Samsara, Inc. Class A (a)	132,807	5,454,383
SentinelOne, Inc. Class A (a)	81,955	1,930,860
ServiceNow, Inc. (a)	305,635	261,317,925
Stripe, Inc. Class B (a)(b)(c)	38,500	1,059,135
Synopsys, Inc. (a)	10,050	5,221,779
Workday, Inc. Class A (a)	61,522	16,191,975
Zoom Video Communications, Inc. Class A (a)	510,676	35,277,498
Zscaler, Inc. (a)	128,452	25,687,831
		2,830,732,864
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	6,884,595	1,576,572,255
Pure Storage, Inc. Class A (a)	5,114,465	262,320,910
Samsung Electronics Co. Ltd.	89,935	4,996,127
Seagate Technology Holdings PLC	77,598	7,724,881
Super Micro Computer, Inc. (a)	2,696	1,180,039
		1,852,794,212
TOTAL INFORMATION TECHNOLOGY		9,534,938,363
MATERIALS - 0.6%
Chemicals - 0.1%
Corteva, Inc.	348,814	19,987,042
Farmers Business Network, Inc. (a)(c)	9,829	21,329
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	993,920	2,146,867
		22,155,238
Containers & Packaging - 0.1%
Ball Corp.	69,356	4,425,606
Smurfit Westrock PLC	190,800	9,047,736
		13,473,342
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	635,165	12,824,427
Freeport-McMoRan, Inc.	1,445,646	64,013,205
		76,837,632
TOTAL MATERIALS		112,466,212
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	91,860	20,582,152
Equinix, Inc.	7,794	6,503,002
		27,085,154
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	92,900	10,696,506
TOTAL REAL ESTATE		37,781,660
TOTAL COMMON STOCKS (Cost $12,063,720,261)		20,202,384,168

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	49,039	10,872,437
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	22,348	4,693
Series C (a)(b)(c)	87,936	36,054
Series D (a)(b)(c)	219,600	133,956
Waymo LLC Series A2 (a)(b)(c)	6,592	422,218
		596,921
Broadline Retail - 0.1%
Meesho:
Series D2 (b)(c)	61,688	3,437,255
Series E (b)(c)	10,275	572,523
Series E1 (b)(c)	4,896	272,805
Series F (a)(b)(c)	76,519	4,337,862
		8,620,445
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,400	371,574
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C (a)(b)(c)	141,369	824,181
Series D (a)(b)(c)	125,665	781,636
Laronde, Inc. Series B (a)(b)(c)	81,282	2,166,165
		3,771,982
TOTAL CONSUMER DISCRETIONARY		13,360,922
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G (a)(b)(c)	19,907	558,391
Series H (a)(b)(c)	20,720	746,956
		1,305,347
Food Products - 0.0%
AgBiome LLC Series D (a)(b)(c)	511,821	51,182
TOTAL CONSUMER STAPLES		1,356,529
FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)	113,800	1,466,882
Kartos Therapeutics, Inc. Series C (b)(c)	472,772	3,063,563
Paragon Biosciences Emalex Capital, Inc.:
Series C (a)(b)(c)	109,967	1,372,388
Series D1 (a)(b)(c)	190,900	2,390,068
Series D2 (a)(b)(c)	15,557	185,439
Saluda Medical, Inc.:
Series D (a)(b)(c)	154,870	1,395,379
Series E (a)(b)(c)	287,593	2,021,779
Tenstorrent Holdings, Inc.:
Series C1 (b)(c)	32,710	2,430,680
Series D1 (b)(c)	31,999	2,524,721
Series D2 (b)(c)	15,346	1,166,756
		18,017,655
HEALTH CARE - 0.5%
Biotechnology - 0.3%
Altos Labs, Inc.:
Series B (a)(b)(c)	124,464	3,114,089
Series C (b)(c)	52,694	1,318,404
Ankyra Therapeutics Series B (a)(b)(c)	329,325	1,531,361
Asimov, Inc. Series B (a)(b)(c)	19,920	842,417
Bright Peak Therapeutics, Inc.:
Series B (a)(b)(c)	282,257	457,256
Series C (b)(c)	1,110,268	1,265,706
Cardurion Pharmaceuticals, Inc. Series B (b)(c)	449,156	2,205,356
Caris Life Sciences, Inc. Series D (a)(b)(c)	258,638	822,469
Castle Creek Biosciences, Inc.:
Series C (a)(b)(c)	582	149,033
Series D1 (a)(b)(c)	4,476	1,026,392
Series D2 (a)(b)(c)	1,254	257,396
Cellanome, Inc. Series B (b)(c)	400,974	2,999,286
City Therapeutics, Inc. Series A (b)(c)	298,887	3,547,789
Cleerly, Inc. Series C (a)(b)(c)	294,888	3,202,484
Deep Genomics, Inc. Series C (a)(b)(c)	155,443	1,793,812
Element Biosciences, Inc.:
Series B (a)(b)(c)	125,057	957,937
Series C (a)(b)(c)	114,255	1,224,814
Series D (b)(c)	92,374	725,136
Series D1 (b)(c)	92,374	725,136
ElevateBio LLC Series C (a)(b)(c)	247,600	812,128
Fog Pharmaceuticals, Inc.:
Series D (a)(b)(c)	272,597	1,660,116
Series E (b)(c)	202,540	1,282,078
Generate Biomedicines:
Series B (a)(b)(c)	191,856	2,501,802
Series C (a)(b)(c)	105,751	1,378,993
Genesis Therapeutics, Inc. Series B (b)(c)	583,881	3,532,480
Inscripta, Inc.:
Series D (a)(b)(c)	277,957	661,538
Series E (a)(b)(c)	215,182	647,698
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,759,782	3,660,347
National Resilience, Inc.:
Series B (a)(b)(c)	182,315	6,224,234
Series C (a)(b)(c)	74,748	2,551,897
Odyssey Therapeutics, Inc.:
Series B (a)(b)(c)	458,024	3,087,082
Series C (b)(c)	442,442	2,676,774
Quell Therapeutics Ltd. Series B (a)(b)(c)	822,639	1,661,731
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	14,028	983,924
Sonoma Biotherapeutics, Inc.:
Series B (a)(b)(c)	587,934	1,693,250
Series B1 (a)(b)(c)	313,559	1,019,067
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	241,456	328,380
Treeline Biosciences:
Series A (a)(b)(c)	283,817	2,330,138
Series A1 (a)(b)(c)	151,334	1,271,206
		68,131,136
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C (a)(b)(c)	145,007	6,090,294
Series C1 (b)(c)	56,458	2,371,236
Series D (b)(c)	62,396	2,620,632
Insightec Ltd. Series G (b)(c)	2,718,923	2,447,031
Kardium, Inc. Series D6 (a)(b)(c)	1,087,032	771,793
Medical Microinstruments, Inc. Series C (b)(c)	81,214	2,696,305
		16,997,291
Health Care Providers & Services - 0.0%
Conformal Medical, Inc.:
Series C (a)(b)(c)	140,186	532,707
Series D (a)(b)(c)	153,658	686,851
Scorpion Therapeutics, Inc.:
C1 (b)(c)	531,558	1,286,370
Series B (a)(b)(c)	260,848	631,252
		3,137,180
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1 (a)(b)(c)	26,096	1,032,619
Series E1 (a)(b)(c)	21,357	845,096
Candid Therapeutics Series B (b)(c)	1,469,416	1,763,299
DNA Script:
Series B (a)(b)(c)	6	522
Series C (a)(b)(c)	2,549	828,027
Omada Health, Inc. Series E (a)(b)(c)	636,551	2,431,625
Wugen, Inc. Series B (a)(b)(c)	121,894	507,079
		7,408,267
Pharmaceuticals - 0.1%
Agomab Therapeutics SA Series C (b)(c)	15,098	3,988,249
Galvanize Therapeutics Series B (a)(b)(c)	1,125,997	957,097
Mirador Therapeutics, Inc. Series A (b)(c)	957,764	2,873,292
		7,818,638
TOTAL HEALTH CARE		103,492,512
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Anduril Industries, Inc. Series F (b)(c)	111,962	2,433,673
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	7,729	8,656,480
Series J (b)(c)	52,171	58,431,520
Series N (a)(b)(c)	19,900	22,288,000
		91,809,673
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series G (b)(c)	74,075	3,107,446
Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A (a)(b)(c)	10,545	1,161,321
Series B, 6.00% (a)(b)(c)	20,919	2,621,569
		3,782,890
TOTAL INDUSTRIALS		98,700,009
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	754,820	452,892
Menlo Micro, Inc. Series C (a)(b)(c)	993,699	695,589
VAST Data Ltd.:
Series A (b)(c)	107,503	1,952,254
Series A1 (b)(c)	264,598	4,805,100
Series A2 (b)(c)	304,373	5,527,414
Series B (b)(c)	242,193	4,398,225
Series C (b)(c)	7,060	128,210
Series E (b)(c)	231,432	4,202,805
		22,162,489
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (a)(b)(c)	43,034	802,584
Retym, Inc. Series C (a)(b)(c)	202,380	1,750,587
Sima Technologies, Inc.:
Series B (a)(b)(c)	299,482	1,952,623
Series B1 (a)(b)(c)	167,848	1,270,609
Xsight Labs Ltd.:
Series D (a)(b)(c)	122,201	681,882
Series D1 (b)(c)	82,226	654,519
		7,112,804
Software - 0.2%
Anthropic PBC Series D (b)(c)	100,142	3,004,260
ASAPP, Inc. Series D (b)(c)	612,736	1,017,142
Bolt Technology OU Series E (a)(b)(c)	17,815	2,757,175
Canva, Inc.:
Series A (b)(c)	1,477	1,592,738
Series A2 (b)(c)	268	289,000
CoreWeave, Inc. Series C (b)(c)	4,507	3,620,293
Databricks, Inc.:
Series G (a)(b)(c)	37,815	2,817,596
Series H (a)(b)(c)	56,085	4,178,893
Series I (b)(c)	3,131	233,291
Evozyne, Inc.:
Series A (a)(b)(c)	78,000	1,411,020
Series B (b)(c)	95,720	1,730,618
Lyte AI, Inc. Series B (b)(c)	213,232	2,705,082
Skyryse, Inc. Series B (a)(b)(c)	117,653	2,503,656
Stripe, Inc. Series H (a)(b)(c)	14,400	396,144
xAI Corp. Series B (b)(c)	677,598	8,110,848
		36,367,756
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C (a)(b)(c)	136,712	3,439,674
Series C2 (b)(c)	21,474	628,759
		4,068,433
TOTAL INFORMATION TECHNOLOGY		69,711,482
MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	33,030	71,675
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (a)(b)(c)	301,038	8,308,649
TOTAL MATERIALS		8,380,324
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C (a)(b)(c)	20,469	730,334
Series D (a)(b)(c)	7,960	284,013
		1,014,347
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $306,331,620)		324,906,217

Convertible Bonds - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	310,600	492,518
4% 6/12/27 (b)(c)	82,200	130,345
6.5% 10/29/26 (b)(c)(i)	2,181,850	2,293,124
		2,915,987
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Wugen, Inc. 10% 6/14/25 (b)(c)	515,072	531,915
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (b)(c)	1,089,800	1,151,810
TOTAL HEALTH CARE		1,683,725
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (b)(c)	1,556,866	1,746,804
Skyryse, Inc. 0% 2/5/27 (b)(c)	378,172	379,798
		2,126,602
MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	993,920	1,317,342
TOTAL CONVERTIBLE BONDS (Cost $7,108,480)		8,043,656

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	280,502	367,514
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc.:
0% (b)(c)(j)	1,541,987	1,077,849
10% 12/31/26 (b)(c)	2,736,215	2,756,189
		3,834,038
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(j)	39,251	39,526
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	434,686	438,163
TOTAL INFORMATION TECHNOLOGY		477,689
TOTAL PREFERRED SECURITIES (Cost $5,032,641)		4,679,241

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k)	33,708,375	33,715,116
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	367,128,854	367,165,567
TOTAL MONEY MARKET FUNDS (Cost $400,880,683)		400,880,683

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $12,783,073,685)	20,940,893,965
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(383,396,411)
NET ASSETS - 100.0%	20,557,497,554

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $454,100,074 or 2.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,775,388 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	7,556,081

Adimab LLC	1/19/21	2,545,164

AgBiome LLC Series D	9/03/21	3,033,967

Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	3,296,587

Akeana Series C	1/23/24	1,452,179

Aledade, Inc. Series B1	5/07/21	999,234

Aledade, Inc. Series E1	5/20/22	1,063,886

Alif Semiconductor Series C	3/08/22	873,527

Altos Labs, Inc. Series B	7/22/22	2,383,286

Altos Labs, Inc. Series C	3/15/24	1,318,530

Anduril Industries, Inc. Series F	8/07/24	2,433,673

Ankyra Therapeutics Series B	8/26/21	1,854,693

Anthropic PBC Series D	5/31/24	3,004,711

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	2,366,080

Asimov, Inc. Series B	10/29/21	1,846,200

Beta Technologies, Inc. Series A	4/09/21	772,632

Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,158,213

Blink Health LLC Series A1	12/30/20 - 6/17/24	2,447,843

Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,788

Blink Health LLC Series C1	7/15/22 - 2/02/24	2,193,318

Blink Health LLC Series D	6/17/24 - 6/25/24	2,620,632

Bolt Technology OU Series E	1/03/22	4,628,275

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics, Inc. Series B	5/14/21	1,102,496

Bright Peak Therapeutics, Inc. Series C	5/07/24	1,258,489

ByteDance Ltd. Series E1	11/18/20	5,373,408

Candid Therapeutics Series B	8/27/24	1,763,299

Canva, Inc. Class A	3/18/24	1,925,323

Canva, Inc. Series A	9/22/23	1,575,458

Canva, Inc. Series A2	9/22/23	285,865

Cardurion Pharmaceuticals, Inc. Series B	7/10/24	2,199,786

Caris Life Sciences, Inc.	10/06/22	2,031,630

Caris Life Sciences, Inc. Series D	5/11/21	2,094,968

Cartesian Therapeutics, Inc.	7/02/24	2,171,520

Castle Creek Biosciences, Inc. Series C	12/09/19	239,697

Castle Creek Biosciences, Inc. Series D1	4/19/22	962,474

Castle Creek Biosciences, Inc. Series D2	6/28/21	215,100

Cellanome, Inc. Series B	1/08/24	3,003,295

City Therapeutics, Inc. Series A	4/17/24	2,997,687

Cleerly, Inc. Series C	7/08/22	3,473,958

Conformal Medical, Inc. Series C	7/24/20	514,071

Conformal Medical, Inc. Series D	5/26/23	780,530

CoreWeave, Inc. Series C	5/17/24	3,511,178

Databricks, Inc. Series G	2/01/21	2,235,722

Databricks, Inc. Series H	8/31/21	4,121,358

Databricks, Inc. Series I	9/14/23	230,129

Deep Genomics, Inc. Series C	7/21/21	2,254,110

Diamond Foundry, Inc. Series C	3/15/21	7,224,912

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	443,611

DNA Script Series B	12/17/21	4,804

DNA Script Series C	10/01/21	2,217,248

Dragonfly Therapeutics, Inc.	12/19/19	830,209

Element Biosciences, Inc. Series B	12/13/19	655,374

Element Biosciences, Inc. Series C	6/21/21	2,348,706

Element Biosciences, Inc. Series D	6/28/24	724,517

Element Biosciences, Inc. Series D1	6/28/24	724,517

ElevateBio LLC Series C	3/09/21	1,038,682

Enevate Corp. Series E	1/29/21	836,858

Enevate Corp. 6%	11/02/23	39,251

Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000

Evozyne, Inc. Series A	4/09/21	1,752,660

Evozyne, Inc. Series B	9/14/23	1,482,703

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 6/30/24	1,556,866

Fanatics, Inc. Class A	8/13/20 - 10/24/22	7,298,410

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	1

Farmers Business Network, Inc. Series G	9/15/21	2,053,072

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	993,920

Figma, Inc. Class A	5/15/24	3,002,682

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,933,989

Fog Pharmaceuticals, Inc. Series E	2/29/24	1,261,439

Freenome, Inc. Series C	8/14/20	934,916

Freenome, Inc. Series D	11/22/21	947,803

Galvanize Therapeutics Series B	3/29/22	1,949,422

Galvanize Therapeutics 6% 2/28/27	2/28/24	1,089,800

Generate Biomedicines Series B	11/02/21	2,273,494

Generate Biomedicines Series C	6/05/23	1,253,149

Genesis Therapeutics, Inc. Series B	8/10/23	2,982,231

GoBrands, Inc. Series G	3/02/21	4,971,122

GoBrands, Inc. Series H	7/22/21	8,049,525

Inscripta, Inc. Series D	11/13/20	1,270,263

Inscripta, Inc. Series E	3/30/21	1,900,057

Insightec Ltd. Series G	6/17/24	2,413,860

JUUL Labs, Inc. Class A	2/23/24	2,867,387

Kardium, Inc. Series D6	12/30/20	1,104,251

Kardium, Inc. 0%	12/30/20	1,541,987

Kardium, Inc. 10% 12/31/26	5/31/24	2,736,215

Kartos Therapeutics, Inc. Series C	8/22/23	2,672,580

Korro Bio, Inc.	7/14/23	1,212,586

Laronde, Inc. Series B	8/13/21	2,275,896

LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954

Lightmatter, Inc. Series C	5/19/23	2,249,842

Lightmatter, Inc. Series C2	12/18/23	558,363

Lyte AI, Inc. Series B	8/13/24	2,705,082

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	2,707,163

Meesho Series D2	7/15/24	3,454,528

Meesho Series E	7/15/24	575,400

Meesho Series E1	4/18/24	274,176

Meesho Series F	9/21/21 - 7/15/24	5,669,736

Menlo Micro, Inc. Series C	2/09/22	1,317,148

Mirador Therapeutics, Inc. Series A	3/19/24	2,873,292

National Resilience, Inc. Series B	12/01/20	2,490,423

National Resilience, Inc. Series C	6/28/21	3,319,559

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	2,181,850

Odyssey Therapeutics, Inc. Series B	9/30/22	2,892,806

Odyssey Therapeutics, Inc. Series C	10/25/23	2,212,210

Omada Health, Inc. Series E	12/22/21	3,816,251

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,067,447

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	134,101

Quell Therapeutics Ltd. Series B	11/24/21	1,554,788

Rad Power Bikes, Inc.	1/21/21	826,883

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	107,803

Rad Power Bikes, Inc. Series C	1/21/21	424,189

Rad Power Bikes, Inc. Series D	9/17/21	2,104,602

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	280,502

Redwood Materials Series C	5/28/21	970,302

Redwood Materials Series D	6/02/23	379,977

Retym, Inc. Series C	5/17/23 - 6/20/23	1,574,880

SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,975,505

Saluda Medical, Inc. Series E	4/06/23	2,321,968

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. C1	7/01/24	1,286,105

Scorpion Therapeutics, Inc. Series B	1/08/21	631,103

Sima Technologies, Inc. Series B	5/10/21	1,535,564

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	1,190,194

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 7/05/24	434,686

Skyhawk Therapeutics, Inc.	5/21/21	2,094,864

Skyryse, Inc. Series B	10/21/21	2,903,673

Skyryse, Inc. 0% 2/5/27	8/13/24	378,172

Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546

Space Exploration Technologies Corp.	2/16/21 - 7/01/24	41,105,470

Space Exploration Technologies Corp. Class C	4/02/24 - 7/01/24	7,335,675

Space Exploration Technologies Corp. Series G	9/07/23	6,260,490

Space Exploration Technologies Corp. Series J	9/07/23	42,258,510

Space Exploration Technologies Corp. Series N	8/04/20	5,373,000

Stripe, Inc. Class B	5/18/21	1,544,943

Stripe, Inc. Series H	3/15/21	577,800

T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911

Tango Therapeutics, Inc.	8/09/23	855,271

Tectonic Therapeutic, Inc.	1/30/24	2,194,501

Tenstorrent Holdings, Inc. Series C1	4/23/21	1,944,778

Tenstorrent Holdings, Inc. Series D1	7/16/24	2,522,368

Tenstorrent Holdings, Inc. Series D2	7/17/24	1,165,989

The Beauty Health Co.	12/08/20	4,286,430

The Oncology Institute, Inc.	6/28/21	4,467,880

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,221,578

Treeline Biosciences Series A1	10/27/22	1,303,031

VAST Data Ltd. Series A	11/28/23	1,182,533

VAST Data Ltd. Series A1	11/28/23	2,910,578

VAST Data Ltd. Series A2	11/28/23	3,348,103

VAST Data Ltd. Series B	11/28/23	2,664,123

VAST Data Ltd. Series C	11/28/23	77,660

VAST Data Ltd. Series E	11/28/23	5,091,504

Waymo LLC Series A2	5/08/20	566,037

Wugen, Inc. Series B	7/09/21	945,276

Wugen, Inc. 10% 6/14/25	6/14/24	515,072

X Holdings Corp. Class A	10/27/21	2,482,445

xAI Corp. Series B	5/13/24	8,110,848

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	977,119

Xsight Labs Ltd. Series D1	1/11/24	657,479

Zipline International, Inc. Series G	6/07/24	3,107,172

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	34,870,540	1,166,424,656	1,167,577,241	1,855,507	(2,839)	-	33,715,116	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	346,108,627	1,226,790,547	1,205,733,607	1,544,500	-	-	367,165,567	1.6%
Total	380,979,167	2,393,215,203	2,373,310,848	3,400,007	(2,839)	-	400,880,683

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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